PRODUCTION COSTS	12 Months Ended
Dec. 31, 2020
PRODUCTION COSTS
PRODUCTION COSTS

18.      PRODUCTION COSTS

	2020	2019
Raw materials and consumables	$51,826	$58,046
Salaries and employee benefits	16,321	17,403
Contractors	55,315	58,952
Repairs and maintenance	1,171	801
Site administration	3,962	3,815
Royalties	5,918	7,572
Mining duties	160	168
Share-based compensation	336	358
	135,009	147,115
Less: Change in inventories	1,624	10,022
Total production costs	$136,633	$157,137

The Company’s operations in Mexico were suspended during April and May 2020 due to government orders due to the COVID-19 pandemic, which affected the country's entire mining industry. During the shutdown, the Company incurred unabsorbed fixed costs of $1.5 million for these operations included in the total production costs, which otherwise would have been recorded to inventory but were expensed as incurred.

The Company also voluntarily suspended production at Topia for a five-week period in the fourth quarter of 2020 to mitigate the spread of COVID-19 in the local community.  The Company also expensed fixed costs during this period of suspension.